DEFERRED GRANTS (Details Narrative) ¥ in Millions	Dec. 31, 2020 USD ($)	Jan. 27, 2014 USD ($)	Jan. 27, 2014 CNY (¥)	Jan. 14, 2013 USD ($)	Jan. 14, 2013 CNY (¥)
Entity Listings [Line Items]
Deferred grants	$ 678,417
Sichuan Wetouch Technology Co. Ltd. [Member]
Entity Listings [Line Items]
Deferred grants		$ 800,000	¥ 4.8	$ 1,800,000	¥ 11.2